STOCK-BASED COMPENSATION - Restricted Stock Units (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Restricted Stock units granted | shares	910,867
Balance as of December 31, 2021 | shares	910,867
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted Stock units granted | $ / shares	$ 14.33
Balance as of December 31, 2021 | $ / shares	$ 14.33